Risk management - Disclosure of sensitivity analysis, by entity (Details)	Dec. 31, 2022
Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	3.90%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.70%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	3.40%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.30%)
Mortgages | Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	10.90%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(5.40%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	4.40%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(3.60%)
Mortgages | Santander UK plc
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	18.90%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(8.10%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	10.10%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(6.00%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(10.80%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	27.20%
Mortgages | Santander Bank, National Association | United States | North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	7.70%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(5.50%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	12.80%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(6.10%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(22.80%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	29.00%
Consumer loans | Banco Santander (Brasil) S.A. | Brazil | South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	0.70%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.30%)
Change in provision assuming 100bp decrease in burden income rate (as a percent)	(0.50%)
Change in provision assuming 100bp increase in burden income rate (as a percent)	1.10%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(0.20%)
Change in provision assuming 100bp increase in interest rate (as a percent)	0.90%
Corporates | Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	4.70%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.90%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	2.60%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.00%)
Corporates | Santander UK plc
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	7.10%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(4.00%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	10.20%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(12.00%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(5.40%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	10.50%
Corporates | Santander Bank, National Association | United States | North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	18.10%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(8.20%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	20.30%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(9.50%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(33.60%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	48.00%
Corporates | Banco Santander (Brasil) S.A. | Brazil | South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	3.20%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.00%)
Change in provision assuming 100bp decrease in burden income rate (as a percent)	(1.40%)
Change in provision assuming 100bp increase in burden income rate (as a percent)	8.90%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(1.50%)
Change in provision assuming 100bp increase in interest rate (as a percent)	5.60%
SC Auto | Santander Consumer USA Holdings Inc. | United States | North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.60%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.90%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	1.30%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(0.80%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(2.60%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	2.80%
Change in provision assuming 100bp decrease in Manheim index (as a percent)	2.40%
Change in provision assuming 100bp increase in Manheim index (as a percent)	(2.20%)
Other | Banco Santander (Brasil) S.A. | Brazil | South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.70%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.90%)
Change in provision assuming 100bp decrease in burden income rate (as a percent)	(1.50%)
Change in provision assuming 100bp increase in burden income rate (as a percent)	3.80%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(0.40%)
Change in provision assuming 100bp increase in interest rate (as a percent)	2.40%